Sales revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Sales revenue
Net Sales	$ 181,231
High grade lithium concentrate
Sales revenue
Net Sales	177,709
By-product lithium concentrate
Sales revenue
Net Sales	$ 3,522